Borrowings and derivative financial instrument - Market risk (Details) R in Millions, $ in Billions			12 Months Ended
	Dec. 06, 2024 ZAR (R)	Apr. 06, 2023 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 R / $	Dec. 31, 2024 R / €	Dec. 31, 2024 R / $	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 R / $	Dec. 31, 2022 R / €	Dec. 31, 2021 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			R 41,687	R 36,618	R 22,728									R 20,298
R6.5 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			3,000	0	0									0
Term of facility	3 years
Face amount of debt	R 6,500
US$1 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			0	0	0									R 0
Term of facility		3 years
Face amount of debt | $		$ 1
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate						18.76	19.53	11.67	18.57	20.53	12.66	17.03	18.22
Decrease in profit due to decrease in exchange rate			13	25	31
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk			10,898	6,873	2,424
Change in interest expense for downward change by 1.5% in interest rate			(164)	(103)	36
Change in interest expense for downward change by 1% in interest rate			(109)	(69)	24
Change in interest expense for downward change by 0.5% in interest rate			(55)	(34)	12
Change in interest expense for upward change by 0.5% in interest rate			55	34	(12)
Change in interest expense for upward change by 1% in interest rate			109	69	(24)
Change in interest expense for upward change by 1.5% in interest rate			R 164	103	(36)
Interest rate risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			1 month
Interest rate risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			3 months
Interest rate risk | - JIBAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			R (45)	(60)	0
Change in interest expense for downward change by 1% in interest rate			(30)	(40)	0
Change in interest expense for downward change by 0.5% in interest rate			(15)	(20)	0
Change in interest expense for upward change by 0.5% in interest rate			15	20	0
Change in interest expense for upward change by 1% in interest rate			30	40	0
Change in interest expense for upward change by 1.5% in interest rate			45	60	0
Interest rate risk | - Term SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			(33)
Change in interest expense for downward change by 1% in interest rate			(22)
Change in interest expense for downward change by 0.5% in interest rate			(11)
Change in interest expense for upward change by 0.5% in interest rate			11
Change in interest expense for upward change by 1% in interest rate			22
Change in interest expense for upward change by 1.5% in interest rate			33
Interest rate risk | - EURIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			(86)
Change in interest expense for downward change by 1% in interest rate			(57)
Change in interest expense for downward change by 0.5% in interest rate			(29)
Change in interest expense for upward change by 0.5% in interest rate			29
Change in interest expense for upward change by 1% in interest rate			57
Change in interest expense for upward change by 1.5% in interest rate			R 86
Interest rate risk | - LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate				(43)	36
Change in interest expense for downward change by 1% in interest rate				(29)	24
Change in interest expense for downward change by 0.5% in interest rate				(14)	12
Change in interest expense for upward change by 0.5% in interest rate				14	(12)
Change in interest expense for upward change by 1% in interest rate				29	(24)
Change in interest expense for upward change by 1.5% in interest rate				R 43	R (36)